OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS (Details) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Other current financial assets	$ 347,278	$ 683,567
Other non-current financial assets	110,784,311	97,362,295
Financial assets at amortised cost, category [member]
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Other current financial assets	30,073	14,040
Other non-current financial assets	1,216,865
Financial assets at fair value through profit or loss, category [member]
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Other current financial assets	317,205	669,527
Other non-current financial assets	98,918,457	87,446,662
Other Financial Assets Measured at Amortized Cost [Member]
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Other non-current financial assets	$ 10,648,989	$ 9,915,663